Senior Secured Convertible Notes Payable (in default) (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019	Aug. 31, 2018
Gross Principal
Beginning Balance at August 31, 2018, Gross Principal		$ 10,000,000
Issuance of Notes Payable, Gross Principle		5,639,000
Conversion of Principal into Equity, Gross Principle		(8,395,000)
Amortization of Interest Expense, Gross Principle
Repayment of Principal in cash, Gross Principle		(436,000)
Ending Balance at August 31, 2019, Gross Principal		6,808,000
Less Current Gross Principal Amount	(5,141,000)	(6,808,000)
Ending Balance Long Term Gross Principal balance at August 31, 2019
Deferred Financing Costs
Beginning Balance at August 31, 2018, Deferred Financing Costs		(617,000)
Issuance of Notes Payable, Deferred Financing Costs		(485,000)
Conversion of Principal into Equity, Deferred Financing Costs
Amortization of Interest Expense, Deferred Financing Costs	80,000	758,000
Repayment of Principal in cash, Deferred Financing Costs
Ending Balance at August 31, 2019, Deferred Financing Costs		(344,000)
Less Current Amount, Deferred Financing Costs	174,000	344,000
Ending Long-term Balance at August 31, 2019, Deferred Financing Costs
Note Discount
Beginning Balance at August 31, 2018, Note Discount		(3,212,000)
Issuance of Notes Payable, Note Discount		(4,750,000)
Amortization of Interest Expense, Note discount	773,000
Original issue discount		4,849,000
Repayment of Principal in cash, Note Discount
Ending Balance at November 30, 2019, Note Discount	(2,340,000)	(3,113,000)
Less Current Amount, Note Discount	1,541,000	3,113,000
Long-term Balance at November 30, 2019, Note Discount	(799,000)
Net
Beginning Balance at August 31, 2018, Net		6,171,000
Issuance of Notes Payable, Net		404,000
Conversion of Principal into Equity, Net		(8,395,000)
Amortization of Interest Expense, Net	853,000	5,607,000
Repayment of Principal in cash, Net		(436,000)
Ending Balance at August 31, 2019, Net		3,351,000
Less Curent Amount, Net	$ (3,426,000)	(3,351,000)
Ending Long Term Balance at August 31, 2019, net